Additional disclosure items G.3.1. Litigation and legal risks (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Legal proceedings provision		$ 37		$ 104
Breach of contract claim filed by Telefónica
Disclosure of contingent liabilities [line items]
Legal proceedings provision				88
Deferred Prosecution Agreement, DPA
Disclosure of contingent liabilities [line items]
Losses on litigation settlements		118
Deferred Prosecution Agreement, DPA | Tigo Guatemala
Disclosure of contingent liabilities [line items]
Legal proceedings provision		118
Legal proceedings provision, penalty		60
Legal proceedings provision, forfeiture		58
Payment of litigation settlements	$ 118
Payable on or before July 15, 2026 | Breach of Contract Case Filed By Telefónica
Disclosure of contingent liabilities [line items]
Legal proceedings provision			$ 30
Payable On Or Before July 15, 2027 | Breach of Contract Case Filed By Telefónica
Disclosure of contingent liabilities [line items]
Legal proceedings provision			$ 32
Total for all joint ventures
Disclosure of contingent liabilities [line items]
Legal proceedings provision		1		1
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		146		209
Legal proceedings contingent liability | Total for all joint ventures
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 3		$ 8